Interests in Joint Ventures	12 Months Ended
Jun. 30, 2021
8. Interests in joint ventures

8. Interests in joint ventures

Restrictions, commitments and other matters in respect of joint ventures

According to Business Companies Law N° 19,550, 5% of the profit of the year is separated to constitute a legal reserve until it reaches legal capped amounts (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group’s joint ventures have not reached the legal limit of this reserve.

There are no contingent liabilities relating to the Group’s interest in joint ventures, and there are no contingent liabilities of the joint ventures themselves, other than those mentioned below.

TGLT S.A.

During the previous fiscal year, TGLT S.A. and the Company entered into a recapitalization agreement, based on which IRSA Propiedades Comerciales increased its investment in TGLT S.A. and as a consequence it began to be considered an associate company.

During the current fiscal year, TGLT S.A. has yielded significant losses and its business is being affected by different factors related to the context in which it operates. Therefore, the Company decided to re-evaluate the recoverability of this asset.

For this reason and considering that the events are public and have been openly disclosed to the market, it is considered that the market value of the shares is more suitable indicator to determine the value of this investment. This determination implied that an impairment was recognized in the net investment in TGLT S.A. of ARS 626 million in addition to the result from proportional valuation.

Quality Invest S.A.

On March 31, 2011, Quality Invest S.A. and Nobleza Piccardo S.A.I.C. y F., or “Nobleza Piccardo,” executed the title deed for the purchase of a plot of land of 159,996 square meters located in the District of San Martin, Province of Buenos Aires, currently intended for industrial purposes and suitable in terms of characteristics and scale for mixed-use developments. The price for the property was USD 33 million.

On May 16, 2012, the Municipality of San Martin granted a pre-feasibility permit for commercial use, entertainment, events, offices, etc., which would enable performance of a mixed-use development thereon.

Pursuant to an Ordinance 11,706 enacted on December 30, 2014, a rezoning permit was obtained for the plot of land to be used mainly for commercial purposes, which considerably expands the uses and potential buildable square meters through new urban indicators. On January 5, 2017, the Provincial Decree N° 1,835 was published in the Official Gazette of the Province of Buenos Aires granting its approval, and the new urban and rezoning standards thus became effective.

As approved in the Ordinance, on January 20, 2015, Quality Invest S.A. entered into a zoning agreement with the Municipality of San Martin which governs various issues related to applicable regulations and provides for a mandatory assignment of square meters in exchange for monetary contributions subject to fulfillment of certain administrative milestones of the rezoning process, the first of which (for ARS 20,000,000) was paid to the Municipality ten days after the execution of the aforementioned agreement.

Moreover, on June 27, 2016, the plot subdivision plan was filed with the Municipality, in compliance with another significant milestone committed under the zoning agreement.

On June 28, 2017, Quality Invest S.A. signed an agreement with EFESUL S.A. in order to assume as their own the obligations that the latter agreed with the Municipality of General San Martin within the framework of the aforementioned Urban Agreement. This agreement contemplates a donation, which will be paid based on the work progress that the Municipality develops on the property initially transferred by EFESUL S.A.

In addition, during July 2017, Quality Invest S.A. subscribed two addendums to the aforementioned Urban Development Agreement, which contemplate the following: 1) a new subdivision plan of the property will be presented within 120 days of the addendum signing and 2) the payment of the twelve installment in cash was replaced by the sum of ARS 71 million payables in 18 equal and consecutive monthly installments.

On October 16, 2018, Quality Invest S.A. signs the 3rd amendment to the Urban Agreement, which, in relation to the first clause of the second addendum, contemplates that the company must pay the Municipality as a balance for the execution of the Expansion and enhancement of the Rodríguez Peña Street, the amount of ARS 19,722,222.22 in capital and ARS 6,362,864.29 in concept of adjustment by application of the CPI until December 31, 2018, which will be paid for work progress certificates.

On December 27, 2018, Quality Invest S.A. subscribed a bailment agreement with the Municipality of San Martín, in relation to the strip to be transferred for the realization of the Metrobus, in front of Av. San Martín. Once Quality Invest S.A. subdivision plan has been registered, it will be transferred by public deed or similar document that strip for Metrobus to the Municipality of San Martín.

As of the date of these Financial Statements, the subdivision plan has been presented to the Secretary of Public Works and Services of the Municipality of San Martín, and the approval by the Municipality has been granted. On October 3, 2019, the Municipal Mayor of the General San Martín District, in use of his powers, approved the domain setting for use to be assigned presented by the firm Quality Invest S.A., through the signing of Decree 1587 / 19.

Obtained the domain setting by the Municipality of San Martín, through Decree 1587/19, in February 2020 progress was made in the approval process through our Geototal Study advisor, presenting the subdivision plan, before the Geodesy Directorate of the Province of Buenos Aires, in which the Directorate of Catastro and Land Registry intervenes.

On March 19, 2020, Estudio HCA Consultora, entered the request for hydraulic pre-feasibility before the Provincial Hydraulic Directorate through file EX-2020 - 5690294, which, as of the date of these Financial Statements, is under review by the department of legal affairs.

As of the date of these Financial Statements, no news was registered due to the presentations at the Directorate of Catrasto and the Provincial Directorate of Hydraulics.

On July 20, 2020 we were notified of the granting of the Hydraulic Aptitude in pre-feasibility instance.

On August 5, 2021, they were signed between Quality Invest S.A. and the Municipality of San Martín the following documents:

• CLUB PERETZ CLUB AGREEMENT ACT CLOSING: It is agreed that within 48 hours of signing this document Quality Invest S.A. will pay the certificates owed for the work in question already completed, releasing both parties from any claim regarding the Minutes signed on January 20, 2015. The amount owed (already checked and agreed between the parties) is ARS 18,926,541 and the execution of the works are described, detailed and carried out.

• COMPLEMENTARY AGREEMENT WITH THE MUNICIPALITY OF SAN MARTIN: In this agreement the completion of the Rodriguez Peña expansion work and the relocation and start-up of the EDENOR substation are agreed, according to the plan and specifications drawn up by TIS (Technical and Service Infrastructure) which are part of its annexes. In return, the certifications owed will be paid as follows: The amount is for ARS 26,085,086: ARS 15,000,000.- are paid 48 hours after signing this document and the balance (without any adjustment clause) at the time of the provisional reception of the work, where the definitive reception and Delivery Certificate will be signed.

La Rural S.A.

In connection with the Fairground, as publicly known, in December 2012 the National Executive Branch issued Executive Order 2552/12 that annulled an executive order dated 1991 which had approved the sale of the Fairground to the Sociedad Rural Argentina (SRA); the effect of this new order was to revoke the sale transaction. Subsequent, on March 21, 2012, the National Executive Branch notified the SRA of said executive order and further ordered that the property be returned to the Argentine government within 30 subsequent days. Then, the SRA issued a press release publicly disclosing the initiation of legal actions and the obtaining of a precautionary measure for which Decree 2552/12 was suspended. Furthermore, as it has become publicly known, on August 21, 2013, the Supreme Court of Justice rejected the appeal filed by the Argentine government against the interim measure timely requested by the SRA.

Neither has IRSA Propiedades Comerciales been served notice formally nor is it a party involved in the legal actions brought by the SRA.

Given the potential dimension of the dispute, as it has been known to the public, we estimate that if Executive Order 2552/12 was found to be unconstitutional, such order shall have no legal effects either in Entertainment Holdings S.A. (EHSA) or in the acquisition by IRSA Propiedades Comerciales of an equity interest in EHSA. However, should the opposite happen, that is, a court order declaring the Executive Order 2699/91, this could have a real impact on acquired assets. In this scenario, the judicial decision may render the purchase of the Plot of Land by SRA null and void, and all acts executed by SRA in relation to the Plot of Land, including the right of use currently held by the entity where EHSA has an indirect equity interest, through vehicle entities, would also become null and void.

On June 1, 2015, a ruling was issued in case 4573/2012 SOCIEDAD RURAL ARGENTINA vs. NATIONAL STATE - EXECUTIVE POWER ON DECLARATORY ACTION, whereby the injunction staying the effects of Executive Order 2552/12 were lifted.

On June 2, 2015 the SRA filed a writ of appeals against the ruling indicated above and on that same date the appeal was admitted with staying effects. While the appeal filed by SRA was filed in the Appellate court, the decision of the judge of first instance who decided to lift the precautionary measure had no effect and was suspended.

On September 17, 2015, the court of appeals revoked the decision and rejected in the motion by of the Argentine government to lift the precautionary measure and the Law N° 26,854 was declared inapplicable to the case of precautionary measures against the Government. As a result, the injunction issued on January 4, 2013 was confirmed. The National Government filed an extraordinary federal appeal and subsequently a complaint, both were dismissed, therefore, the precautionary measure was reaffirmed.

On March 11, 2016 La Rural S.A. was summoned as third party in the case referred to above, and filed an answer to such summons on April 6, 2017.

On April 21, 2016 the National Government presented itself, requested the annotation of litis as a precautionary measure, opposed the exception of incompetence, raised the inadmissibility of the declaratory action of certainty, in subsidy, proceeded to answer the complaint. It also requested the suspension of the sentence until the criminal case is resolved and opposed, as a counterclaim, a motion declare the annulment of Decree 2699/91, as well as all those acts enacted in consequence of said decree.

By order of April 29, 2016, the National Government was presented, opposed to the exception raised, the claim in subsidy was contested and the action of injuriousness filed, and it ordered the transfer of the different Government proposals to the SRA.

On the same occasion, the precautionary measure for the annotation of the requested litigation was admitted under the responsibility of the National Government regarding the individualized properties in the process.

On November 22, 2016, SRA answered the transfer of the injuriousness action filed by the National Government, which was considered as answered on December 1.

On December 21, 2016, the National Government, for its part, answered the exception of expiration opportunely opposed. Nevertheless, it was indicated that confirmation with La Rural S.A. was pending.

On June 19, 2017, the transfer of the exception of incompetence raised by the National Government was substantiated, which was answered by La Rural S.A. in June 2017. On the same occasion, SRA accused expiry of that previous exception in the terms of article 310 CPCCN, which was resolved by order of July 14, 2017.

On that occasion it was resolved to sustain the expiration filed by Sociedad Rural Argentina regarding the incident of exception of incompetence filed by the National Government. Therefore, the process was settled in the Civil and Commercial Federal jurisdiction.

On August 28, 2017, the National Government notified the transfer of the request of certain sections of the SRA’s submission that answered the counterclaim and was transferred to the third party of the prescription exception opposed by the SRA at the time of answer the counterclaim. Both substations were answered by SRA and La Rural S.A. on September 4, 2017.

On October 5, 2017, the Federal Oral Criminal Court No. 2 requested the referral of the proceedings in the context of the case: “Menem, Carlos Saúl and other s / inf. Art. 261, first paragraph of the CP “. For presentations of December 2017 and March 2018, SRA requested the Oral Court to return the proceedings in order to continue with the process. As of the date of these Financial Statements, the proceedings have not been returned and are in the possession of the Oral Criminal Court No. 2.

On March 27, 2018, the Court decided to convict various Administration officials, including former President Carlos S. Menem and former Minister Domingo F. Cavallo, as necessary participants in the crime of peculation. Additionally, it resolved to acquit the authorities of the imputed Argentine Rural Society and it was decided to reject the request for restitution of the property requested by the AABE, leaving the decision on that matter in the hands of the Federal Civil and Commercial Court involved. The basics of the decision were published on May 28, 2018.

On February 27, 2020, the proceedings were considered returned to the Federal Civil and Commercial Court and the parties were ordered to notify their return.

On July 30, 2020, the SRA and La Rural S.A. were notified about the return of the proceedings.

On August 13, 2020, the Oral Court was released to send the entirety of the evidence to the Civil Court.

Set out below is the summarized financial information for the joint ventures considered to be material to the Group:

Quality Invest S.A.

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held by controlling interests	Interest in joint venture	Goodwill and others	Book amount
06.30.21	5	8,842	100	2,987	5,760	50%	2,880	47	2,927
06.30.20	7	8,298	131	1,956	6,218	50%	3,109	47	3,156

	Revenues	(Loss)/ profit for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase (decrease) in cash and cash equivalents
06.30.21	45	(518)	(59)	(4)	63	-
06.30.20	27	555	(134)	-	134	-

TGLT S.A.

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held by controlling interests	Interest in joint venture	Goodwill and others	Book amount
06.30.21	5,159	11,810	4,950	7,705	4,314	27.82%	1,200	(263)	937
06.30.20	6,908	15,853	5,883	7,858	9,020	30.20%	2,724	369	3,093

	Revenues	Loss for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase decrease in cash and cash equivalents
06.30.21	2,559	(1,924)	113	66	(455)	(276)
06.30.20	2,945	(576)	779	(610)	(880)	(711)

Below is shown a detail of the investment and values of shares held by de Group in associates and joint ventures as of June 30, 2021 and 2020, as well as the Group’s participation in the comprehensive results of these companies as of June 30, 2021, 2020 and 2019:

	% of ownership interest held by non-controlling interests			Value of Group’s interest in equity		Group’s interest in comprehensive income
Name of the entity	06.30.21	06.30.20	06.30.19	06.30.21	06.30.20	06.30.21	06.30.20	06.30.19
Joint Ventures
Quality Invest S.A.	50.00%	50.00%	50.00%	2,927	3,156	(259)	276	(877)
Nuevo Puerto Santa Fe S.A.	50.00%	50.00%	50.00%	269	395	(126)	(14)	(222)
La Rural S.A.(2)	50.00%	50.00%	50.00%	169	305	(134)	153	216
Associates
TGLT S.A.(4)(6)(7)	27.82%	30.20%	-	937	3,093	(1,531)	(174)	-
Tarshop S.A.	-	-	-	-	-	-	-	4
Others associates (3)				-	15	-	(7)	11
Total interests in associates and joint ventures				4,302	6,964	(2,050)	234	(868)
	Place of business /			Last Financial Information issued
Name of the entity	Country of incorporation	Main activity	Common shares	Share capital (nominal value)	Loss for the year	Equity
Joint Ventures
Quality Invest S.A. (2)	Argentina	Real estate	225,146,012	450	(518)	5,760
Nuevo Puerto Santa Fe S.A. (1)(2)	Argentina	Real estate	484,727,737	28	(251)	507
La Rural S.A. (2)	Argentina	Event organization and others	714,498	1	(249)	242
Associates
TGLT S.A. (4)(5)(7)	Argentina	Real estate	257,320,997	915	(4,625)	4,311

(1)	Nominal value per share ARS 100.
(2)	Corresponds to (loss)/ profit for the fiscal year ended on June 30, 2021 and 2020.
(3)	Represents other individually non-significant associates.
(4)	See Note 4 in these Financial Statements.
(5)	Corresponds to loss for the period of twelve-month ended on June 30, 2021.
(6)	Includes ($ 24) included in other comprehensive income. For the purposes of the valuation of the investment in the Company, the financial information prepared by TGLT S.A. has been considered.
(7)

On March 31, 2021, IRSA Propiedades Comerciales S.A. transferred to PointArgentum MasterFund LP, 1,478,788 ADS from TGLT S.A. (equivalent to 22,181,818 ordinary shares) in accordance with the provisions of the share subscription carried out in August 2019. As a consequence of this transaction, IRSA CP’s participation in TGLT S.A. it went from 30.20% to 27.82%

Changes in the Group’s investments in associates and joint ventures for the years ended June 30, 2021 and 2020 were as follows:

	06.30.21	06.30.20
Beginning of the year	6,964	3,450
(Loss)/ profit sharing, net	(2,026)	267
Dividends	-	(58)
Other comprehensive loss	(24)	(33)
Impairment of associates and joint ventures (iii)	(626)	-
Reclassification to financial instruments (ii)	(15)	-
Acquisition of interest in associates (i)	-	3,267
Irrevocable contributions (Note 30)	29	71
End of the year	4,302	6,964

(i)	See Note 4.
(ii)	Corresponds to the reclassification of the investment in Avenida Inc. due to a decrease in shareholding below 5%
(iii)	Corresponds to investment in TGLT S.A. (See Note 7).